NET LOSS PER COMMON SHARE (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		16 Months Ended	25 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Numerator:
Loss from continuing operations available to common stockholders	$ (3,921,574)	$ (5,078,909)	$ (8,965,800)	$ (45,542,658)	$ (49,052,749)	$ (21,469,563)	$ (61,524,199)	$ (70,489,999)
Loss from discontinued operations				$ (50,298)	$ (50,298)	$ (3,088,373)	$ 802,367	$ 802,367
Denominator:
Denominator for basic and diluted loss per share (in shares)	273,292,023	256,619,449	272,236,712	206,120,460	219,530,283	70,372,421	242,840,594	224,003,492
Loss per common share, basic and diluted:
Loss from continuing operations (in dollars per share)	$ (0.03)	$ (0.02)	$ (0.05)	$ (0.23)	$ (0.22)	$ (0.31)	$ (0.25)	$ (0.36)
Loss from discontinued operations (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.04)	$ 0.00	$ 0.00